                                  CREDIT | ASSET
                                  SUISSE | MANAGEMENT

                                   SEMIANNUAL
                                     REPORT

                                 APRIL 30, 2001
                                   (UNAUDITED)



           CREDIT SUISSE INSTITUTIONAL FUND, INC.

              -  VALUE PORTFOLIO
              -  SMALL COMPANY GROWTH PORTFOLIO
              -  WARBURG PINCUS POST-VENTURE CAPITAL PORTFOLIO



More complete information about the Fund and the Portfolios, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Fund, Inc., P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Institutional Funds are advised by Credit Suisse Asset Management, LLC.

THE PORTFOLIOS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.


RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIOS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- VALUE PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2001 (Unaudited)

                                                                   June 14, 2001

Dear Shareholder:

   For the six months ended April 30, 2001, Credit Suisse Institutional Fund, Inc. - Value Portfolio (the "Portfolio") had a gain of 5.79%, vs. a loss of 12.07% for the S&P 500 Index.* The Portfolio's one-year return through April 30, 2001 was 13.08%. Its since-inception (on June 30, 1997) average annual total return through April 30, 2001 was 11.60%.

   The November-through-April span was a difficult one for stocks broadly, hampered by a slowing economy. Although the Federal Reserve reduced interest rates four times in the period, the near-to-intermediate outlook for the economy and profits remained murky, and investors were cautious. Technology and telecommunications stocks were hit hard in this environment, with many names posting large losses. Good performers for the period included energy and health-care-services stocks.

   Against this backdrop, the Portfolio had a gain, outperforming its benchmark, which had a significant loss for the six months. The Portfolio was aided by its underweighting in the struggling technology sector and by good stock selection. Stocks that helped the Portfolio included certain energy, health-care, financial-services and consumer names (e.g., automobile companies). Stocks that hindered the Portfolio, in absolute terms, included its pharmaceutical holdings, though these comprised a relatively small part of the portfolio.

   In terms of general strategy, we remained focused on our bottom-up stock-selection process, striving to identify value among companies with healthy balance sheets and modest, yet sustainable, long-term earnings-growth prospects. Specific factors we may examine include positive catalysts such as restructurings, management changes and/or the development of new products or services.

   We made few noteworthy changes to the Portfolio during the six months in terms of sector positioning. We maintained a modest overweighting in financial stocks, where a number of companies in our view will benefit over the next few quarters from lower interest rates at the short end of the yield curve and from supportive demand for insurance and other financial products and services.

   We had a sizable weighting in the energy and oil-services sectors, though we sold certain stocks late in the period based on valuation considerations. Still, we continued to see a fair amount of value in the energy segment, due to

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- VALUE PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001 (Unaudited)

factors such as ongoing productivity enhancements. Our largest energy position at the end of the period was an international provider of contract drilling services specializing in deep water and "harsh environment" areas.

   Elsewhere of note, we increased our exposure to the consumer area, broadly classified, including the retail sector, where we established positions in two specialty retailers. Less-economically sensitive consumer names we purchased included a food company.

   We remained underweighted in the technology area, where share prices have fallen dramatically over the past year but where overall earnings risk remained significant, in our view. For the same reason, we had limited exposure to telecommunications companies. That said, we continued to see value in the area, and our holdings included certain computer companies with strong brand names and specific telecommunications-services providers. Going forward, we believe that some intriguing investment opportunities might emerge among technology and telecom stocks and we will continue to monitor these sectors carefully.

   Going forward, the economy could remain lackluster for a spell, restraining investors' enthusiasm for stocks in general. While monetary easing and pending tax cuts are cause for optimism, these forces typically need time to have a sustained positive impact on the economy and financial markets. Regardless, we believe that a carefully chosen portfolio of value stocks stands to reward investors over time, and we will continue to strive to identify companies we deem to have unrecognized worth in the marketplace.


Roger W. Vogel             Richard Hanlon              Robert E. Rescoe
Co-Portfolio Manager       Co-Portfolio Manager        Co-Portfolio Manager

------------
* The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SMALL COMPANY GROWTH PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2001 (Unaudited)

                                                                   June 14, 2001

Dear Shareholder:

   For the six months ended April 30, 2001, Credit Suisse Institutional Fund, Inc. - Small Company Growth Portfolio (the "Portfolio") had a loss of 23.76%, vs. a loss of 17.34% for the Russell 2000 Growth Index.* The Portfolio's one-year return through April 30, 2001 was -29.03%. Its five-year and since-inception (on December 29, 1995) average annual total returns through April 30, 2001 were 7.74% and 11.80%, respectively.

   Small-cap stocks declined sharply over the November-through-April span. Despite considerable relief on the interest-rate front--the Federal Reserve lowered rates by two full percentage points in the period--economic and profit worries weighed heavily on the group. Technology and telecommunications stocks were especially weak, within the small-cap area and elsewhere.

   The Portfolio's performance reflected the very difficult backdrop for small-cap growth companies. Technology stocks held in the Portfolio declined the most as the selling pressure broadened to all technology stocks, regardless of long-term prospects. There were a few bright spots amid the gloom, including relatively good showings from the Portfolio's retail and entertainment names.

   Although the short-term earnings visibility for technology companies is limited, we continue to believe in the long-term prospects for this sector. We remain focused on identifying the best-positioned companies with seasoned management teams. Valuations of many technology companies are at historical lows, but the timing for a recovery in business fundamentals is unclear.

   We remained overweighted in health-care services. The sector's setback notwithstanding, these stocks have good long-term growth potential, based on industry fundamentals and company-specific factors. We believe that this historically defensive group stands to regain good relative performance, especially if general earnings worries persist. Our holdings continued to include managed-care and hospital companies that should deliver fairly consistent profit growth.

   One area we added to was the consumer group. Due to our concern that consumer confidence and spending can deteriorate if the economy continues to weaken, we primarily focused on companies that we believe are attractively valued and that should prove to be less economically sensitive.

   Looking ahead, we believe that small-cap stocks remain compelling for their long-term potential, recent performance notwithstanding. Several forces stand

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SMALL COMPANY GROWTH PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001 (Unaudited)

to revive the group going forward. Not the least of these are the Fed's efforts to get the economy back on track. Historically, small-cap stocks have tended to outperform large-cap stocks during periods of monetary easing and economic recovery. Ongoing merger and acquisition activity and the potential for tax relief (including a possible lowering of marginal tax rates) are also grounds for optimism, in our view.

   Set within this environment, we will continue our efforts to identify compelling growth stories. We believe, however, that performance disparities between the small-cap group's ultimate winners and laggards will be considerable, necessitating careful stock selection with a strong emphasis on company fundamentals.


Stephen J. Lurito                              Sammy Oh
Co-Portfolio Manager                           Co-Portfolio Manager

   INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES. THESE ARE DETAILED IN THE PORTFOLIO'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



-------------
* The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Growth Index includes reinvestment of dividends, and is compiled by Frank Russell Company.

CREDIT SUISSE INSTITUTIONAL FUND, INC. --
WARBURG PINCUS POST-VENTURE CAPITAL PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2001 (Unaudited)

                                                                   June 14, 2001

Dear Shareholder:

   For the six months ended April 30, 2001, Credit Suisse Institutional Fund, Inc. - Warburg Pincus Post-Venture Capital Portfolio (the "Portfolio") had a loss of 22.27%, vs. losses of 17.34% for the Russell 2000 Growth Index,* 20.66% for the Russell 2500 Growth Index** and 22.44% for the NASDAQ Industrials Index.*** The Portfolio's one-year total return through April 30, 2001 was -20.44%. Its since-inception (on October 31, 1997) average annual total return through April 30, 2001 was 9.41%.

   The period was a very difficult one for the small-cap and aggressive-growth stocks targeted by the Portfolio. Despite the Federal Reserve's series of interest-rate reductions in the period, worries over the economy and corporate earnings persisted. Technology and telecommunications stocks were under the heaviest selling pressure, burdened by profit disappointments from leading technology companies, debt worries in the telecommunications area and inventory backlogs. Against this backdrop, the Portfolio sustained a sizable loss, hurt by the poor environment for stocks and by the continued weakness in technology names.

   We made no major changes to the Portfolio during the period with regard to overall strategy. Our focus remained on well-managed, well-financed companies offering innovative products and services. With respect to sector allocation, our primary emphasis remained on technology stocks, broadly defined to include computer, electronics and telecommunications companies. Notwithstanding the recent harsh environment for these stocks, which account for the bulk of the post-venture universe, we believe that the group and certain names in particular have good long-term prospects. Technology remains a vital component of the economy, and many of these stocks have declined to historically compelling valuations. Once the overall inventory backdrop stabilizes (and recent data suggest the picture is brightening), investors might become more inclined to revisit the segment.

   Elsewhere, we maintained significant exposure to the health-care, financial-services and consumer areas. Our consumer-related holdings included a number of media stocks that we believe have good prospects going forward.

   Despite the recent turmoil in aggressive-growth stocks, we see grounds for optimism. The Federal Reserve has lowered interest rates by 250 basis points through May 2001, and is maintaining an easing bias. This policy stands to eventually reduce risk thresholds while shoring up economic growth. For our

CREDIT SUISSE INSTITUTIONAL FUND, INC. --
WARBURG PINCUS POST-VENTURE CAPITAL PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001 (Unaudited)


part, we will remain focused on stocks of well-financed, well-managed companies that we deem to have the best long-term appreciation potential.

Elizabeth B. Dater                             Robert S. Janis
Co-Portfolio Manager                           Co-Portfolio Manager

   BECAUSE OF THE NATURE OF THE PORTFOLIO'S HOLDINGS AND CERTAIN AGGRESSIVE STRATEGIES IT MAY USE, AN INVESTMENT IN THE PORTFOLIO ENTAILS GREATER RISK AND MAY NOT BE APPROPRIATE FOR ALL INVESTORS. THE PORTFOLIO'S PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ON THE SPECIAL RISK CONSIDERATIONS ASSOCIATED WITH POST-VENTURE-CAPITAL INVESTMENTS. IT SHOULD BE READ CAREFULLY BEFORE INVESTING.



---------------

* The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Growth Index includes reinvestment of dividends, and is compiled by Frank Russell Company.

** The Russell 2500 Growth Index measures the performance of those companies in the Russell 2500 Index with higher price-to-book values and higher forecasted growth rates. The Russell 2500 Index is composed of the 2,500 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Russell 2500 Index represents approximately 16% of the total market capitalization of the Russell 3000 Index.

*** The NASDAQ Industrials Index measures the stock price performance of more than 3,000 industrial issues included in the NASDAQ OTC Composite Index. The NASDAQ OTC Composite Index represents 4,500 stocks traded over the counter.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                               NUMBER OF
                                                                SHARES       VALUE
                                                               --------    ---------
COMMON STOCKS (89.1%)
AEROSPACE & DEFENSE (0.5%)
    Textron, Inc.                                                  300     $  15,906
                                                                           ---------
BANKS & SAVINGS & LOANS (5.0%)
    Citigroup, Inc.                                                900        44,235
    Comerica, Inc.                                                 600        30,858
    FleetBoston Financial Corp.                                  1,100        42,207
    Wells Fargo & Co.                                            1,000        46,970
                                                                           ---------
                                                                             164,270
                                                                           ---------
BUSINESS SERVICES (1.3%)
    Convergys Corp.(1)                                           1,200        43,800
                                                                           ---------
CAPITAL EQUIPMENT (6.6%)
    American Standard Companies, Inc.(1)                         1,300        78,325
    Ingersoll-Rand Co.                                           1,300        61,100
    ITT Industries, Inc.                                         1,300        57,291
    Navistar International Corp.(1)                                800        20,648
                                                                           ---------
                                                                             217,364
                                                                           ---------
CHEMICALS (1.0%)
    Rohm & Haas Co.                                              1,000        34,370
                                                                           ---------
COMMUNICATIONS & MEDIA (3.0%)
    Comcast Corp. Special Class A(1)                             1,000        43,910
    Knight-Ridder, Inc.                                          1,000        54,150
                                                                           ---------
                                                                              98,060
                                                                           ---------
COMPUTERS (1.8%)
    Compaq Computer Corp.                                        1,800        31,500
    Gateway, Inc.(1)                                             1,400        26,600
                                                                           ---------
                                                                              58,100
                                                                           ---------
CONGLOMERATES (0.9%)
    Harsco Corp.                                                 1,000        28,300
                                                                           ---------
CONSUMER DURABLES (3.8%)
    Ford Motor Co.                                               1,597        47,080
    Lear Corp.(1)                                                1,300        46,800
    Visteon Corp.                                                2,017        33,341
                                                                           ---------
                                                                             127,221
                                                                           ---------
CONSUMER NON-DURABLES (1.1%)
    Clorox Co.                                                   1,100        35,013
                                                                           ---------
ELECTRIC UTILITIES (3.9%)
    Allegheny Energy, Inc.                                       1,000        51,160
    American Electric Power Co., Inc.                              600        29,604
    Constellation Energy Group                                   1,000        47,740
                                                                           ---------
                                                                             128,504
                                                                           ---------
ENERGY (5.9%)
    Anadarko Petroleum Corp.                                       546        35,282

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                               NUMBER OF
                                                                SHARES       VALUE
                                                               --------    ---------
COMMON STOCKS (CONT'D)
ENERGY (cont'd)
    BP Amoco PLC ADR                                               600     $  32,448
    El Paso Corp.                                                  600        41,280
    Exxon Mobil Corp.                                              500        44,300
    Royal Dutch Petroleum Co. ADR                                  700        41,671
                                                                           ---------
                                                                             194,981
                                                                           ---------
FINANCIAL SERVICES (13.0%)
    Allied Capital Corp.                                         2,700        62,829
    American General Corp.                                         800        34,888
    Fannie Mae                                                     900        72,234
    Hartford Financial Services, Inc.                              400        24,840
    Household International, Inc.                                  500        32,010
    J.P. Morgan Chase & Co.                                        900        43,182
    Jefferson-Pilot Corp.                                          600        27,996
    Lehman Brothers Holdings, Inc.                                 500        36,375
    MBIA, Inc.                                                   1,050        50,242
    MGIC Investment Corp.                                          300        19,497
    Stilwell Financial, Inc.                                       900        26,523
                                                                           ---------
                                                                             430,616
                                                                           ---------
FOOD, BEVERAGE & TOBACCO (5.6%)
    Anheuser-Busch Companies, Inc.                               1,600        63,984
    General Mills, Inc.                                          1,500        59,115
    Heinz (H.J.) Co.                                               800        31,320
    Quaker Oats Co.                                                300        29,100
                                                                           ---------
                                                                             183,519
                                                                           ---------
HEALTHCARE (5.3%)
    Abbott Laboratories                                          1,200        55,656
    American Home Products Corp.                                   600        34,650
    Baxter International, Inc.                                     700        63,805
    Becton, Dickinson & Co.                                        600        19,410
                                                                           ---------
                                                                             173,521
                                                                           ---------
INDUSTRIAL MANUFACTURING & PROCESSING (5.6%)
    Eaton Corp.                                                    500        36,805
    Johnson Controls, Inc.                                         500        36,200
    Minnesota Mining & Manufacturing Co.                           400        47,604
    Tyco International, Ltd.                                     1,200        64,044
                                                                           ---------
                                                                             184,653
                                                                           ---------
OFFICE EQUIPMENT & SUPPLIES (1.8%)
    Pitney Bowes, Inc.                                           1,600        60,912
                                                                           ---------
OIL SERVICES (5.0%)
    Cooper Cameron Corp.(1)                                        500        31,530
    Pride International, Inc.(1)                                 1,900        50,597
    Transocean Sedco Forex, Inc.                                 1,500        81,420
                                                                           ---------
                                                                             163,547
                                                                           ---------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                               NUMBER OF
                                                                SHARES       VALUE
                                                               --------    ---------
COMMON STOCKS (CONT'D)
PHARMACEUTICALS (2.1%)
    Lilly (Eli) & Co.                                              400     $  34,000
    Pharmacia Corp.                                                695        36,321
                                                                           ---------
                                                                              70,321
                                                                           ---------
PUBLISHING (0.9%)
Reader's Digest Association, Inc. Class A                        1,100        30,415
                                                                           ---------
RETAIL (10.1%)
    Federated Department Stores, Inc.(1)                         2,200        94,556
    Intimate Brands, Inc.                                        3,000        48,000
    Lowe's Companies, Inc.                                         700        44,100
    Ross Stores, Inc.                                            1,900        41,762
    Safeway, Inc.(1)                                             1,200        65,160
    Tiffany & Co.                                                1,200        38,904
                                                                           ---------
                                                                             332,482
                                                                           ---------
TELECOMMUNICATIONS & EQUIPMENT (4.3%)
    BellSouth Corp.                                                600        25,176
    SBC Communications, Inc.                                     1,000        41,250
    Verizon Communications, Inc.                                   900        49,563
    WorldCom, Inc.(1)                                            1,500        27,375
                                                                           ---------
                                                                             143,364
                                                                           ---------
TRANSPORTATION (0.6%)
    Burlington Northern Santa Fe Corp.                             700        20,580
                                                                           ---------

TOTAL COMMON STOCKS (Cost $2,509,645)                                      2,939,819
                                                                           ---------

PREFERRED STOCK (1.1%)
REAL ESTATE (1.1%)
    Equity Residential Properties, Series G, 7.25%,
    (Convertible) (Callable 09/15/02 @ $25.91)
    (Cost $32,646)                                               1,500        37,050
                                                                           ---------
                                                                PAR
                                                              --------
SHORT TERM INVESTMENT (9.4%)
    State Street Bank and Trust Co. Euro Time Deposit
    (Cost $310,000)                                           $310,000       310,000
                                                                           ---------

TOTAL INVESTMENTS (99.6%) (Cost $2,852,291(2))                             3,286,869

OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)                                  12,530
                                                                           ---------

NET ASSETS (100.0%)                                                       $3,299,399
                                                                          ==========

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

--------------------------------------------------------------------------------
(1) Non-income producing security.
(2) Cost for federal income tax purposes is $2,862,738.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. --
SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                               NUMBER OF
                                                                SHARES         VALUE
                                                               --------      ---------
COMMON STOCKS (92.7%)
AEROSPACE & DEFENSE (0.8%)
    Triumph Group, Inc.(1)                                       34,200    $  1,439,820
                                                                           ------------
BUILDING & BUILDING MATERIALS (0.7%)
    Granite Construction, Inc.                                   51,000       1,309,680
                                                                           ------------
BUSINESS SERVICES (3.5%)
    Getty Images, Inc.(1)                                        67,200       1,692,096
    Matrixone, Inc.(1)                                           87,900       2,113,116
    Prescient Systems, Inc.(2)                                   23,668       1,999,999
    QRS Corp.(1)                                                 44,199         391,161
                                                                           ------------
                                                                              6,196,372
                                                                           ------------
COMMUNICATIONS & MEDIA (3.2%)
    Entercom Communications Corp.                                28,300       1,291,046
    Network Associates, Inc.(1)                                  93,000       1,025,790
    Seachange International, Inc.(1)                             86,100       1,412,040
    ValueVision International, Inc. Class A(1)                   99,800       1,771,450
    Women.com Networks, Inc.(1)                                 487,277         124,256
                                                                           ------------
                                                                              5,624,582
                                                                           ------------
COMPUTERS (7.5%)
    Agile Software Corp.(1)                                      86,300       1,645,741
    BackWeb Technologies, Ltd.                                   84,400         150,232
    Documentum, Inc.(1)                                         109,200       1,634,724
    Internet Security Systems, Inc.(1)                           10,000         498,900
    Manhattan Associates, Inc.                                   42,900       1,426,425
    Manugistics Group, Inc.(1)                                  110,400       3,744,768
    Marimba, Inc.                                                30,900          93,936
    Radiant Systems, Inc.(1)                                    110,950       1,863,960
    RSA Security, Inc.(1)                                        68,550       2,193,600
                                                                           ------------
                                                                             13,252,286
                                                                           ------------
CONSUMER NON-DURABLES (1.6%)
    Footstar, Inc.(1)                                            39,900       1,456,350
    Tommy Hilfiger Corp.(1)                                     115,500       1,392,930
                                                                           ------------
                                                                              2,849,280
                                                                           ------------
CONSUMER SERVICES (2.0%)
    DeVry, Inc.(1)                                               58,604       1,852,472
    Renaissance Learning, Inc.(1)                                47,800       1,745,178
                                                                           ------------
                                                                              3,597,650
                                                                           ------------
ELECTRONICS (14.9%)
    Alpha Industries, Inc.                                       68,100       1,673,217
    Anadigics, Inc.(1)                                           66,800       1,185,700
    APW, Ltd.(1)                                                 98,000         823,200
    Avant! Corp.(1)                                             125,231       2,440,752
    Brooks Automation, Inc.(1)                                   18,200       1,139,502
    Coherent, Inc.(1)                                            50,700       2,002,650
    Cymer, Inc.(1)                                               57,900       1,902,015


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. --
SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                               NUMBER OF
                                                                SHARES         VALUE
                                                               --------      ---------
COMMON STOCKS (CONT'D)
ELECTRONICS (cont'd)
    DSP Group, Inc.(1)                                           90,200    $  1,955,536
    Dupont Photomasks, Inc.(1)                                   14,500         809,100
    Emulex Corp.(1)                                              59,700       2,143,827
    Exar Corp.(1)                                                69,500       2,022,450
    MIPS Technologies, Inc. Class A(1)                           33,100         643,795
    Photronics, Inc.(1)                                          76,000       2,181,960
    Plexus Corp.(1)                                              40,304       1,238,139
    PRI Automation, Inc.(1)                                     109,500       2,092,545
    Varian Semiconductor Equipment Associates, Inc.(1)           44,600       2,031,530
                                                                           ------------
                                                                             26,285,918
                                                                           ------------
ENERGY (3.9%)
    Cross Timbers Oil Co.                                        58,000       1,574,700
    Newfield Exploration Co.(1)                                  38,200       1,375,200
    Pogo Producing Co.                                           46,500       1,376,865
    Stone Energy Corp.(1)                                        50,100       2,489,970
                                                                           ------------
                                                                              6,816,735
                                                                           ------------
FINANCIAL SERVICES (4.4%)
    Affiliated Managers Group, Inc.(1)                           12,500         702,750
    Americredit Corp.(1)                                         59,500       2,758,420
    Fidelity National Financial, Inc.                            21,300         498,633
    HCC Insurance Holdings, Inc.                                 77,900       2,196,780
    Mutual Risk Management, Ltd.                                 70,200         453,492
    Reinsurance Group of America, Inc.                           35,100       1,182,870
                                                                           ------------
                                                                              7,792,945
                                                                           ------------
FOOD, BEVERAGE & TOBACCO (0.8%)
    Hain Celestial Group, Inc.(1)                                53,700       1,343,574
                                                                           ------------
HEALTHCARE (18.5%)
    AdvancePCS(1)                                                70,300       4,049,280
    Amerisource Health Corp. Class A(1)                          67,600       3,650,400
    Caliper Technologies Corp.(1)                                18,500         425,500
    Caremark Rx, Inc.(1)                                        204,700       3,244,495
    Community Health Care(1)                                    139,300       3,975,622
    Core, Inc.(1)                                               224,800       1,065,552
    Health Net, Inc.(1)                                         152,300       3,282,065
    Henry Schein, Inc.(1)                                        39,900       1,532,958
    Manor Care, Inc.(1)                                          60,900       1,412,880
    Oxford Health Plans, Inc.(1)                                109,600       3,408,560
    Province Healthcare Co.(1)                                  131,200       3,361,344
    Renal Care Group, Inc.(1)                                    87,000       2,486,460
    Triad Hospitals, Inc.(1)                                     24,929         766,582
                                                                           ------------
                                                                             32,661,698
                                                                           ------------
INTERNET SOFTWARE & SERVICES (0.5%)
    Planetweb, Inc.(1,2)                                        165,400         898,390
                                                                           ------------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. --
SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                               NUMBER OF
                                                                SHARES         VALUE
                                                               --------      ---------
COMMON STOCKS (CONT'D)
LEISURE & ENTERTAINMENT (2.2%)
    CEC Entertainment, Inc.(1)                                    2,000    $    102,500
    Championship Auto Racing Teams, Inc.(1)                      82,600       1,358,770
    Mandalay Resort Group(1)                                     62,500       1,485,000
    THQ, Inc.(1)                                                 25,900         986,531
                                                                           ------------
                                                                              3,932,801
                                                                           ------------
LODGING & RESTAURANTS (0.5%)
    Applebee's International, Inc.                               19,600         821,240
                                                                           ------------
OIL SERVICES (3.7%)
    National-Oilwell, Inc.(1)                                    39,300       1,554,315
    Precision Drilling Corp.                                     41,800       1,767,722
    Pride International, Inc.(1)                                118,700       3,160,981
    Southern Mineral Corp.                                       11,775          54,518
                                                                           ------------
                                                                              6,537,536
                                                                           ------------
PHARMACEUTICALS (10.9%)
    Aclara Biosciences, Inc.(1)                                  61,100         317,720
    Alkermes, Inc.(1)                                           115,900       3,551,176
    Cell Therapeutics, Inc.(1)                                   51,100       1,274,945
    Cubist Pharmaceuticals, Inc.(1)                              30,400         946,048
    Inhale Therapeutic Systems, Inc.(1)                          50,000       1,665,000
    Intermune, Inc.(1)                                           15,900         489,879
    K-V Pharmaceutical Co.(1)                                    46,800       1,017,432
    Lynx Therapeutics, Inc.(1)                                   67,700         423,125
    Medarex, Inc.(1)                                             76,000       1,817,160
    Medicis Pharmaceutical Corp. Class A(1)                      58,600       2,912,420
    PRAECIS Pharmaceuticals, Inc.(1)                             95,500       2,095,270
    Priority Healthcare Corp. Series B                           29,600       1,029,488
    Respironics, Inc.                                            51,200       1,625,088
                                                                           ------------
                                                                             19,164,751
                                                                           ------------
PUBLISHING (0.7%)
    Scholastic Corp.(1)                                          31,600       1,318,984
                                                                           ------------
RETAIL (4.3%)
    Abercrombie & Fitch Co.(1)                                   44,200       1,471,860
    Barnes & Noble, Inc.(1)                                      89,700       2,851,563
    Linens `n Things, Inc.(1)                                    32,300         872,423
    Pacific Sunwear of California, Inc.(1)                       56,000       1,560,160
    Ross Stores, Inc.                                            39,500         868,210
                                                                           ------------
                                                                              7,624,216
                                                                           ------------
TELECOMMUNICATIONS & EQUIPMENT (7.0%)
    Aeroflex, Inc.(1)                                           105,900       1,578,969
    Audiocodes, Ltd.(1)                                          76,900         649,036
    Lightpath Technologies, Inc. Class A(1)                      19,800         278,190


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. --
SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                               NUMBER OF
                                                                SHARES         VALUE
                                                               --------      ---------
COMMON STOCKS (CONT'D)
TELECOMMUNICATIONS & EQUIPMENT (cont'd)
    Polycom, Inc.(1)                                             90,800    $  2,109,284
    Powerwave Technologies, Inc.(1)                              78,800       1,431,796
    Redback Networks, Inc.(1)                                    82,300       1,566,992
    Tekelec(1)                                                  101,900       3,179,280
    Triquint Semiconductor, Inc.(1)                              55,600       1,614,068
                                                                           ------------
                                                                             12,407,615
                                                                           ------------
TRANSPORTATION (1.1%)
    Atlantic Coast Airlines Holdings, Inc.(1)                    38,200         924,440
    SkyWest, Inc.                                                36,100         956,650
                                                                           ------------
                                                                              1,881,090
                                                                           ------------

TOTAL COMMON STOCKS (Cost $161,306,283)                                     163,757,163
                                                                           ------------
WARRANT (0.0%)
OIL SERVICES (0.0%)
    Southern Mineral Corp. 10/13/60 (Cost $10,597)               13,883           7,497
                                                                           ------------
                                                                  PAR
                                                                ------
SHORT TERM INVESTMENT (5.5%)
    State Street Bank and Trust Co. Euro Time
      Deposit (Cost $9,700,000)                              $9,700,000       9,700,000
                                                                           ------------

TOTAL INVESTMENTS (98.2%) (Cost $171,016,880(3))                            173,464,660

OTHER ASSETS IN EXCESS OF LIABILITIES (1.8%)                                  3,191,720
                                                                           ------------

NET ASSETS (100.0%)                                                        $176,656,380
                                                                           ============


--------------------------------------------------------------------------------
(1) Non-income producing security.
(2) Illiquid security.
(3) Cost for federal income tax purposes is $171,200,480.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -
WARBURG PINCUS POST-VENTURE CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                               NUMBER OF
                                                                SHARES       VALUE
                                                               --------    ---------
COMMON STOCKS (88.3%)
BANKS & SAVINGS & LOANS (2.3%)
    Mellon Financial Corp.                                          700    $  28,651
                                                                           ---------
BUILDING & BUILDING MATERIALS (0.4%)
    Granite Construction, Inc.                                      200        5,136
                                                                           ---------
BUSINESS SERVICES (8.8%)
    BISYS Group, Inc.(1)                                            300       14,460
    Harte-Hanks, Inc.                                             1,100       25,311
    On Assignment, Inc.(1)                                          800       13,688
    Precise Software Solutions, Ltd.(1)                             700       16,485
    Sungard Data Systems, Inc.(1)                                   400       22,108
    TMP Worldwide, Inc.(1)                                          400       19,296
                                                                           ---------
                                                                             111,348
                                                                           ---------
COMMUNICATIONS & MEDIA (10.4%)
    Cablevision Systems Corp. - Rainbow Media Group                 250        5,287
    Cablevision Systems Corp. Class A                               500       34,375
    Shaw Communications, Inc. Class B                             1,800       37,728
    USA Networks, Inc.(1)                                           500       12,525
    Westwood One, Inc.(1)                                         1,600       42,000
                                                                           ---------
                                                                             131,915
                                                                           ---------
COMMUNICATIONS EQUIPMENT (0.8%)
    Avanex Corp.(1)                                                 700       10,087
                                                                           ---------
COMPUTERS (7.3%)
    BEA Systems, Inc.(1)                                            300       12,255
    Brocade Communications Systems, Inc.(1)                         500       18,995
    Check Point Software Technologies, Ltd.(1)                      150        9,409
    Convera Corp.(1)                                              1,800       13,194
    Documentum, Inc.(1)                                             800       11,976
    Manugistics Group, Inc.(1)                                      500       16,960
    Openwave Systems, Inc.(1)                                       300       10,383
                                                                           ---------
                                                                              93,172
                                                                           ---------
CONSUMER SERVICES (2.0%)
    DeVry, Inc.(1)                                                  800       25,288
                                                                           ---------
ELECTRONICS (7.9%)
    ASM Lithography Holding NV(1)                                   500       13,535
    Brooks Automation, Inc.(1)                                      200       12,522
    Cypress Semiconductor Corp.(1)                                  300        6,780
    Intersil Holding Corp.                                          400       12,896
    Novellus Systems, Inc.(1)                                       200       11,030
    Sanmina Corp.(1)                                                500       14,575
    Semtech Corp.(1)                                                300        8,631
    Vishay Intertechnology, Inc.(1)                                 300        7,485
    Vitesse Semiconductor Corp.                                     400       13,560
                                                                           ---------
                                                                             101,014
                                                                           ---------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -
WARBURG PINCUS POST-VENTURE CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)


                                                               NUMBER OF
                                                                SHARES       VALUE
                                                               --------    ---------
COMMON STOCKS (CONT'D)
ENERGY (3.1%)
    Newfield Exploration Co.(1)                                   1,100    $  39,600
                                                                           ---------
FINANCIAL SERVICES (10.7%)
    3I Group PLC                                                  1,205       21,690
    Ace, Ltd.                                                       300       10,710
    Ambac Financial Group, Inc.                                     600       32,286
    Amvescap PLC ADR                                                350       12,775
    Gabelli Asset Management, Inc. Class A(1)                       900       35,541
    Radian Group, Inc.                                              300       23,250
                                                                           ---------
                                                                             136,252
                                                                           ---------
FOOD & DRUG RETAILING (0.9%)
    CVS Corp.                                                       200       11,790
                                                                           ---------
HEALTHCARE (8.7%)
    AdvancePCS(1)                                                   300       17,280
    Community Health Care(1)                                      1,000       28,540
    IVAX Corp.(1)                                                   750       30,038
    Manor Care, Inc.(1)                                             500       11,600
    Oxford Health Plans, Inc.(1)                                    400       12,440
    Province Healthcare Co.(1)                                      400       10,248
                                                                           ---------
                                                                             110,146
                                                                           ---------
HOUSEHOLD DURABLES (1.4%)
    Lennar Corp.                                                    400       17,508
                                                                           ---------
LEISURE & ENTERTAINMENT (1.0%)
    Six Flags, Inc.(1)                                              600       13,164
                                                                           ---------
OIL SERVICES (2.3%)
    Nabors Industries, Inc.(1)                                      500       29,810
                                                                           ---------
PHARMACEUTICALS (6.9%)
    Applera Corp-Celera Genomics Group(1)                           500       20,625
    Biovail Corp. ADR(1)                                            500       19,640
    Genentech, Inc.(1)                                              200       10,500
    Gilead Sciences, Inc.(1)                                        400       19,592
    Millennium Pharmaceuticals, Inc.(1)                             300       11,160
    PRAECIS Pharmaceuticals, Inc.(1)                                300        6,582
                                                                           ---------
                                                                              88,099
                                                                           ---------
PUBLISHING (3.3%)
    Scholastic Corp.(1)                                           1,000       41,740
                                                                           ---------
REAL ESTATE (2.2%)
    AMB Property Corp.                                              600       14,940
    Apartment Investment & Management Co.                           300       13,374
                                                                           ---------
                                                                              28,314
                                                                           ---------
RETAIL (1.5%)
    Barnes & Noble, Inc.(1)                                         600       19,074
                                                                           ---------


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -
WARBURG PINCUS POST-VENTURE CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                               NUMBER OF
                                                                SHARES       VALUE
                                                               --------    ---------
COMMON STOCKS (CONT'D)
SOFTWARE (0.9%)
    Electronic Arts, Inc.(1)                                        200    $  11,324
                                                                           ---------
TELECOMMUNICATIONS & EQUIPMENT (5.5%)
    CIENA Corp.(1)                                                  500       27,530
    Polycom, Inc.(1)                                                600       13,938
    Redback Networks, Inc.(1)                                       800       15,232
    Sonus Networks, Inc.(1)                                         500       12,730
                                                                           ---------
                                                                              69,430
                                                                           ---------

TOTAL COMMON STOCKS (Cost $924,494)                                        1,122,862
                                                                           ---------
                                                                   PAR
                                                                  -----
SHORT-TERM INVESTMENT (10.0%)
    State Street Bank and Trust Co. Euro Time Deposit
      (Cost $127,000)                                          $127,000      127,000
                                                                           ---------

TOTAL INVESTMENTS (98.3%) (Cost $1,051,494(2))                             1,249,862

OTHER ASSETS IN EXCESS OF LIABILITIES (1.7%)                                  22,050
                                                                           ---------

NET ASSETS (100.0%)                                                       $1,271,912
                                                                          ==========

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

--------------------------------------------------------------------------------
(1) Non-income producing security.
(2) Also cost for federal income tax purposes.


                 See Accompanying Notes to Financial Statements.

                       This page intentionally left blank

CREDIT SUISSE INSTITUTIONAL FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001 (Unaudited)

                                                                                                    WARBURG PINCUS
                                                                                   SMALL COMPANY     POST-VENTURE
                                                                VALUE PORTFOLIO  GROWTH PORTFOLIO  CAPITAL PORTFOLIO
                                                                ---------------  ----------------  -----------------
ASSETS
      Investments, at value (Cost - $2,852,291, $171,016,880 and
        $1,051,494, respectively)                                    $3,286,869     $173,464,660        $1,249,862
      Cash                                                                   49           28,391               829
      Foreign currency (Cost $58, $0 and $183, respectively)                 51                0               168
      Dividends, interest and reclaim receivable                          2,940            1,229               350
      Receivable from investment advisor                                  2,265                0             2,328
      Receivable for investments sold                                         0        4,227,429            40,764
      Prepaid expenses and other assets                                  17,252           22,089            11,500
                                                                     ----------     ------------        ----------
                                                                      3,309,426      177,743,798         1,305,801
                                                                     ----------     ------------        ----------
LIABILITIES
      Advisory fee payable                                                    0           94,047                 0
      Administrative services fee payable                                   263           13,153                97
      Payable for investments purchased                                       0          950,497            26,222
      Accrued expenses payable                                            9,750           20,838             7,570
      Other liabilities                                                      14            8,883                 0
                                                                     ----------     ------------        ----------
                                                                         10,027        1,087,418            33,889
                                                                     ----------     ------------        ----------
NET ASSETS
      Capital stock, $0.001 par value                                     3,493           17,951               114
      Paid-in capital                                                 2,741,216      205,739,765         1,076,358
      Accumulated undistributed net investment income (loss)              6,367         (654,369)           (5,724)
      Accumulated net realized gain (loss) from investments
        and foreign currency transactions                               113,751      (30,894,749)            2,809
      Net unrealized appreciation from investments and foreign
        currency translations                                           434,572        2,447,782           198,355
                                                                     ----------     ------------        ----------
        Net Assets                                                   $3,299,399     $176,656,380        $1,271,912
                                                                     ==========     ============        ==========
      Shares outstanding                                              3,492,698       17,951,497           113,740
                                                                     ----------     ------------        ----------
      NET ASSET VALUE, offering price and redemption price per share      $0.94            $9.84            $11.18
                                                                          =====            =====            ======


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2001 (Unaudited)

                                                                                                    WARBURG PINCUS
                                                                                   SMALL COMPANY     POST-VENTURE
                                                                VALUE PORTFOLIO  GROWTH PORTFOLIO  CAPITAL PORTFOLIO
                                                                ---------------  ----------------  -----------------
INVESTMENT INCOME
      Dividends                                                        $ 23,958     $     50,107         $   1,352
      Interest                                                            5,113          299,929             1,568
      Foreign taxes withheld                                                (46)               0               (28)
                                                                       --------     ------------         ---------
        Total investment income                                          29,025          350,036             2,892
                                                                       --------     ------------         ---------
EXPENSES
      Investment Advisory Fees                                           11,284          913,095             7,584
      Administrative Services Fees                                        4,410          194,899             2,852
      Registration Fees                                                   7,747           11,963             7,288
      Audit Fees                                                          6,372            9,401             5,455
      Printing Fees                                                       2,827           24,499             1,215
      Custodian                                                           2,764           20,042             2,198
      Insurance Expense                                                   1,392            3,079             1,403
      Directors Fees                                                      1,028            1,024             1,018
      Legal Fees                                                            476           14,467               836
      Transfer Agent Fees                                                   433            1,633               135
      Interest Expense                                                       13           22,477                 5
      Miscellaneous Fees                                                    663            4,778               403
                                                                       --------     ------------         ---------
                                                                         39,409        1,221,357            30,392
      Less: fees waived, expense reimbursement, and transfer agent
        offsets                                                         (28,125)        (216,952)          (21,774)
                                                                       --------     ------------         ---------
        Total expenses                                                   11,284        1,004,405             8,618
                                                                       --------     ------------         ---------
           Net investment income (loss)                                  17,741         (654,369)           (5,726)
                                                                       --------     ------------         ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
FOREIGN CURRENCY RELATED ITEMS:
      Net realized gain (loss) from investments and foreign currency
        transactions                                                    122,607      (30,709,604)            3,014
      Net change in unrealized appreciation (depreciation) from
        investments and foreign currency translations                    48,239      (26,816,663)         (384,411)
                                                                       --------     ------------         ---------
      Net realized and unrealized gain (loss) from investments
        and foreign currency related items                              170,846      (57,526,267)         (381,397)
                                                                       --------     ------------         ---------
      Net increase (decrease) in net assets resulting from operations  $188,587     $(58,180,636)        $(387,123)
                                                                       ========     ============         =========


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

                                                                                           VALUE PORTFOLIO
                                                                                    -------------------------------
                                                                                      FOR THE
                                                                                     SIX MONTHS          FOR THE
                                                                                        ENDED           YEAR ENDED
                                                                                    APRIL 30, 2001      OCTOBER 31,
                                                                                      (UNAUDITED)          2000
                                                                                    --------------      -----------
FROM OPERATIONS:
   Net investment income (loss)                                                     $    17,741       $     87,426
   Net realized gain (loss) from investments and foreign currency transactions          122,607          2,736,406
   Net change in unrealized appreciation (depreciation) from investments and
     foreign currency translations                                                       48,239         (3,469,317)
                                                                                    ------------      ------------
     Net increase (decrease) in net assets resulting from operations                    188,587           (645,485)
                                                                                    ------------      ------------
FROM DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income                                                 (97,752)          (450,431)
   Distributions from net realized gains                                             (2,689,717)        (5,453,362)
                                                                                    ------------      ------------
   Net decrease in net assets from dividends and distributions                       (2,787,469)        (5,903,793)
                                                                                    ------------      ------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                                         678,584          2,832,965
   Reinvestment of dividends and distributions                                        2,787,445          5,903,787
   Net asset value of shares redeemed                                                  (679,898)       (35,407,293)
                                                                                    ------------      ------------
     Net increase (decrease) in net assets from capital share transactions            2,786,131        (26,670,541)
                                                                                    ------------      ------------
   Net increase (decrease) in net assets                                                187,249        (33,219,819)
NET ASSETS:
   Beginning of period                                                                3,112,150         36,331,969
                                                                                    ------------      ------------
   End of period                                                                    $ 3,299,399       $  3,112,150
                                                                                    ===========       ============
   UNDISTRIBUTED NET INVESTMENT INCOME:                                             $     6,367       $     86,378
                                                                                    ===========       ============


                 See Accompanying Notes to Financial Statements.

                                                                                SMALL COMPANY GROWTH PORTFOLIO
                                                                               --------------------------------
                                                                                  FOR THE
                                                                                 SIX MONTHS          FOR THE
                                                                                    ENDED          YEAR ENDED
                                                                               APRIL 30, 2001      OCTOBER 31,
                                                                                 (UNAUDITED)          2000
                                                                               --------------    -------------
FROM OPERATIONS:
   Net investment income (loss)                                                 $   (654,369)    $ (1,796,626)
   Net realized gain (loss) from investments and foreign currency transactions   (30,709,604)     110,503,931
   Net change in unrealized appreciation (depreciation) from investments and
     foreign currency translations                                               (26,816,663)     (27,733,542)
                                                                                ------------     ------------
     Net increase (decrease) in net assets resulting from operations             (58,180,636)      80,973,763
                                                                                ------------     ------------
FROM DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income                                                    0                0
   Distributions from net realized gains                                        (108,818,088)     (15,956,371)
                                                                                ------------     ------------
   Net decrease in net assets from dividends and distributions                  (108,818,088)     (15,956,371)
                                                                                ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                                   12,828,498       40,493,377
   Reinvestment of dividends and distributions                                   102,113,484       14,533,727
   Net asset value of shares redeemed                                            (45,295,783)     (82,714,503)
                                                                                ------------     ------------
     Net increase (decrease) in net assets from capital share transactions        69,646,199      (27,687,399)
                                                                                ------------     ------------
   Net increase (decrease) in net assets                                         (97,352,525)      37,329,993
NET ASSETS:
   Beginning of period                                                           274,008,905      236,678,912
                                                                                ------------     ------------
   End of period                                                                $176,656,380     $274,008,905
                                                                                ============     ============
UNDISTRIBUTED NET INVESTMENT INCOME:                                            $   (654,369)    $          0
                                                                                ============     ============

                                                                                WARBURG PINCUS POST-VENTURE
                                                                                     CAPITAL PORTFOLIO
                                                                               ----------------------------
                                                                                  FOR THE
                                                                                 SIX MONTHS        FOR THE
                                                                                    ENDED        YEAR ENDED
                                                                               APRIL 30, 2001    OCTOBER 31,
                                                                                 (UNAUDITED)        2000
                                                                               --------------    ----------
FROM OPERATIONS:
   Net investment income (loss)                                                  $   (5,726)    $   (16,176)
   Net realized gain (loss) from investments and foreign currency transactions        3,014         494,315
   Net change in unrealized appreciation (depreciation) from investments and
     foreign currency translations                                                 (384,411)        227,057
                                                                                -----------     -----------
     Net increase (decrease) in net assets resulting from operations               (387,123)        705,196
                                                                                -----------     -----------
FROM DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income                                                   0         (17,725)
   Distributions from net realized gains                                           (276,131)              0
                                                                                -----------     -----------
   Net decrease in net assets from dividends and distributions                     (276,131)        (17,725)
                                                                                -----------     -----------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                                       2,000       1,054,091
   Reinvestment of dividends and distributions                                      276,123           1,718
   Net asset value of shares redeemed                                              (253,698)     (1,083,196)
                                                                                -----------     -----------
     Net increase (decrease) in net assets from capital share transactions           24,425         (27,387)
                                                                                -----------     -----------
   Net increase (decrease) in net assets                                           (638,829)        660,084
NET ASSETS:
   Beginning of period                                                            1,910,741       1,250,657
                                                                                -----------     -----------
   End of period                                                                 $1,271,912     $ 1,910,741
                                                                                ===========     ===========
UNDISTRIBUTED NET INVESTMENT INCOME:                                             $   (5,724)    $         0
                                                                                ===========     ===========


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)

                                                   FOR THE SIX
                                                   MONTHS ENDED
                                                  APRIL 30, 2001              FOR THE YEAR ENDED OCTOBER 31,
                                                                      ----------------------------------------------
                                                   (UNAUDITED)        2000       1999        1998          1997(1)
                                                 ---------------     ------     -------     -------        -------
PER-SHARE DATA
   Net asset value, beginning of period               $11.01         $13.32     $ 11.53     $ 10.64        $ 10.00
                                                      ------         ------     -------     -------        -------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                        (0.14)          0.24        0.16        0.16           0.03
   Net gain (loss) on investments and foreign
     currency related items (both realized
     and unrealized)                                   (0.04)          0.31        1.76        0.86           0.61
                                                      ------         ------     -------     -------        -------
       Total from investment activities                (0.18)          0.55        1.92        1.02           0.64
                                                      ------         ------     -------     -------        -------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income                (0.03)         (0.22)      (0.13)      (0.08)          0.00
   Distributions from net realized gains               (9.86)         (2.64)       0.00       (0.05)          0.00
                                                      ------         ------     -------     -------        -------
       Total dividends and distributions               (9.89)         (2.86)      (0.13)      (0.13)          0.00
                                                      ------         ------     -------     -------        -------
   Net asset value, end of period                     $ 0.94         $11.01     $ 13.32     $ 11.53        $ 10.64
                                                      ======         ======     =======     =======        =======
       Total return                                     5.79%(2)       5.59%      16.82%       9.76%          6.40%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)              $3,299         $3,112     $36,332     $58,910        $15,565
Ratio of expenses to average net assets(3)              0.76%(4)       0.77%       0.76%       0.75%          0.75%(4)
     Ratio of net income to average net assets          1.18%(4)       1.28%       1.01%       1.27%          1.60%(4)
     Decrease reflected in above operating
       expense ratios due to waivers/
       reimbursements                                   1.86%(4)       1.36%       0.39%       0.44%          1.67%(4)
Portfolio turnover rate                                21.86%        218.41%      79.06%      70.74%         34.81%

--------------------------------------------------------------------------------
(1) For the period June 30, 1997 (inception date) through October 31, 1997.
(2) Non-annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .01%, .02%, .01%, .00% and .00% for the six months ended April 30, 2001, for the years ended October 31, 2000, 1999, 1998 and the period ended October 31, 1997, respectively. The Portfolio's operating expense ratio after reflecting these arrangements was .75% for the six months ended April 30, 2001, for each of the years ending October 31, 2000, 1999, 1998 and the period ended October 31, 1997, respectively.
(4) Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. -- SMALL COMPANY GROWTH PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)

                                              FOR THE SIX
                                              MONTHS ENDED
                                             APRIL 30, 2001              FOR THE YEAR ENDED OCTOBER 31,
                                                            --------------------------------------------------------
                                               (UNAUDITED)     2000        1999        1998        1997         1996(1)
                                             -------------- --------    --------    --------    --------     -------
PER-SHARE DATA
   Net asset value, beginning of period        $  22.50     $  17.89    $  12.89    $  15.89    $  12.92     $ 10.00
                                               --------     --------    --------    --------    --------     -------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                    0.05        (0.15)      (0.12)      (0.08)      (0.05)      (0.01)
   Net gain (loss) on investments
     and foreign currency related items
     (both realized and unrealized)               (3.69)        5.98        5.12       (2.92)       3.02        2.93
                                               --------     --------    --------    --------    --------     -------
       Total from investment activities           (3.64)        5.83        5.00       (3.00)       2.97        2.92
                                               --------     --------    --------    --------    --------     -------
LESS DISTRIBUTIONS:
   Distributions from net realized gains          (9.02)       (1.22)       0.00        0.00        0.00        0.00
                                               --------     --------    --------    --------    --------     -------
NET ASSET VALUE, END OF PERIOD                 $   9.84     $  22.50    $  17.89    $  12.89    $  15.89     $ 12.92
                                               ========     ========    ========    ========    ========     =======
       Total return                              (23.76)%(2)   33.05%      38.79%     (18.88)%     22.99%      29.20%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)       $176,656     $274,009    $236,679    $194,164    $217,861     $96,827
Ratio of expenses to average net assets(3)         0.99%(4)     1.01%       1.00%       0.99%       0.99%       0.99%(4)
     Ratio of net income to average net assets    (0.64)%(4)   (0.57)%     (0.68)%     (0.54)%     (0.53)%     (0.18)%(4)
     Decrease reflected in above operating
       expense ratios due to waivers/
       reimbursements                              0.20%(4)     0.16%       0.19%       0.18%       0.20%       0.69%(4)
Portfolio turnover rate                           38.49%       87.52%     107.56%      75.20%      91.59%      57.38%

--------------------------------------------------------------------------------
(1) For the period December 29, 1995 (inception date) through October 31, 1996.
(2) Non-annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .00%, 02%, .01%, .00%, .00% and .00% for the six months ended April 30, 2001, for the years ended October 31, 2000, 1999, 1998, 1997 and the period ended October 31, 1996, respectively. The Portfolio's operating expense ratio after reflecting these arrangements was .99% for the six months ended April 30, 2001, for each of the years ending October 31, 2000, 1999, 1998, 1997 and the period ended October 31, 1996, respectively.
(4) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC. --
WARBURG PINCUS POST-VENTURE CAPITAL PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)

                                                   FOR THE SIX
                                                   MONTHS ENDED
                                                  APRIL 30, 2001             FOR THE YEAR ENDED OCTOBER 31,
                                                                       -----------------------------------------
                                                    (UNAUDITED)         2000            1999               1998(1)
                                                  --------------       ------         -------            -------
PER-SHARE DATA
   Net asset value, beginning of period              $ 17.41           $11.28         $  8.23            $ 10.00
                                                     -------           ------         -------            -------
INVESTMENT ACTIVITIES:
   Net investment loss                                 (0.03)           (0.15)          (0.08)             (0.09)
   Net gain (loss) on investments and
     foreign currency related items (both
     realized and unrealized)                          (3.40)            6.44            3.14              (1.68)
                                                     -------           ------         -------            -------
       Total from investment activities                (3.43)            6.29            3.06              (1.77)
                                                     -------           ------         -------            -------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income                 0.00            (0.16)          (0.01)              0.00
   Distributions from net realized gains               (2.80)            0.00            0.00               0.00
                                                     -------           ------         -------            -------
       Total dividends and distributions               (2.80)           (0.16)          (0.01)              0.00
                                                     -------           ------         -------            -------
NET ASSET VALUE, END OF PERIOD                       $ 11.18           $17.41         $ 11.28            $  8.23
                                                     =======           ======         =======            =======
       Total return                                   (22.27)1%(2)      56.07%           37.25%            (17.70)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)             $ 1,272           $1,911         $ 1,251            $ 1,180
Ratio of expenses to average net assets(3)              1.28%(4)         1.27%           1.25%              1.25%
     Ratio of net income to average net assets         (0.83)%(4)       (0.87)%         (0.84)%            (0.76)%
     Decrease reflected in above operating
       expense ratios due to waivers/
       reimbursements                                   3.13%(4)         2.88%           7.09%              4.19%
Portfolio turnover rate                                31.74%           63.02%          93.67%             98.89%

--------------------------------------------------------------------------------
(1) For the period October 31, 1997 (inception date) through October 31, 1998.
(2) Non-annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expents. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .03%, .02%, .00%, and .00% for the six months ended April 30, 2001 and for each of the years ended October
    31, 2000, 1999 and 1998, respectively. The Portfolio's operating expense ratio after reflecting these arrangements was 1.25% for the six months ended April 30, 2001 and for each of the years ended October 31, 2000, 1999 and 1998, respectively.
(4) Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS
April 30, 2001 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

    The Warburg Pincus Institutional Fund, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, incorporated under the laws of Maryland on May 13, 1992, and currently offers five managed investment funds of which three are contained in this report. The Value Portfolio ("Value") and the Warburg Pincus Post-Venture Capital Portfolio ("Post-Venture Capital") are classified as diversified, and the Small Company Growth Portfolio ("Small Company Growth") is non-diversified (each a "Portfolio" and collectively, the "Portfolios").

    Investment objectives for each Portfolio are as follows: Value Fund seeks total return; Small Company Growth seeks capital growth and Post-Venture Capital seeks long-term growth of capital.

    A) SECURITY VALUATION -- The net asset value of each Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange. Each Portfolio's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

    Post-Venture Capital initially values its investments in private-equity portfolios at cost. After that the Portfolio values these investments according to reports from the private-equity portfolios that Abbott Capital Management, LLC ("Abbott"), the Portfolio's sub-investment adviser, generally receives on a quarterly basis. The Portfolio's NAV typically will not reflect interim changes in the values of its private-equity portfolio investments. At April 30, 2001, the Portfolio had no investments in private-equity portfolios.

    B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolios are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

the current period. The Portfolios do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolios isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

    C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

    D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

    E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

    F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

    G) REPURCHASE AGREEMENTS -- Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Portfolio, along with other Funds advised by Credit Suisse Asset Management, LLC ("CSAM"), the Portfolios' investment adviser, may transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

for repurchase agreements are held by the Portfolios' custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    H) OTHER -- The Portfolios may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation of assets, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity, market, operational and valuation risks.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    CSAM serves as each Portfolio's investment advisor. For its investment advisory services, CSAM is entitled to receive the following fees based on each Portfolio's average daily net assets:

        PORTFOLIO                                      ANNUAL RATE
        ---------                           ----------------------------------
        Value                                .75 % of average daily net assets
        Small Company Growth                 .90 % of average daily net assets
        Post-Venture Capital                1.10 % of average daily net assets

    For the six months ended April 30, 2001, investment advisory fees and waivers were as follows:

                                              GROSS                                  NET                EXPENSE
              PORTFOLIO                   ADVISORY FEE         WAIVER           ADVISORY FEE         REIMBURSEMENT
              ---------                   ------------      ----------          ------------         -------------
              Value                       $  11,284         $  (11,284)         $        0           $ (15,358)
              Small Company Growth          913,095           (216,130)            696,965                   0
              Post-Venture Capital            7,584             (7,584)                  0             (13,383)

    Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as each Portfolio's co-administrators. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of each Portfolio's average daily net assets.

    For the six months ended April 30, 2001, administrative services fees earned by CSAMSI were as follows:

              PORTFOLIO                                                     CO-ADMINISTRATION FEE
              ---------                                                     ---------------------
              Value                                                           $    1,505
              Small Company Growth                                               101,455
              Post-Venture Capital                                                   689

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES -- (CONT'D)

    Effective February 5, 2001, for its administrative services, PFPC received a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

              AVERAGE DAILY NET ASSETS                                           ANNUAL RATE
              ------------------------                                ---------------------------------
              First $500 million                                      .075% of average daily net assets
              Next $1 billion                                         .065% of average daily net assets
              Over $1.5 billion                                       .055% of average daily net assets

    For the six months ended April 30, 2001, administrative service fees earned and voluntarily waived by PFPC (including out of pocket expenses) were as follows:

                                                                                     NET
                                             GROSS                            CO-ADMINISTRATION
              PORTFOLIO               CO-ADMINISTRATION FEE     WAIVER               FEE
              ---------               ---------------------     ------        -----------------
              Value                        $  2,905            $(1,318)           $  1,587
              Small Company Growth           93,444                  0              93,444
              Post-Venture Capital            2,163               (618)              1,545

    The Portfolios have an arrangement with their transfer agent whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. For the six months ended April 30, 2001, the Portfolios received credits or reimbursements under this arrangement as follows:

              PORTFOLIO                                                            AMOUNT
              ---------                                                            ------
              Value                                                                 $165
              Small Company Growth                                                   822
              Post-Venture Capital                                                   189

    Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolios to provide certain financial printing services. For the six months ended April 30, 2001, Merrill was paid for these services by the Portfolios as follows:

              PORTFOLIO                                                            AMOUNT
              ---------                                                            ------
              Value                                                                $  410
              Small Company Growth                                                 35,970
              Post-Venture Capital                                                    255

NOTE 3. LINE OF CREDIT

   Through June 19, 2001, the Portfolios, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $350 million committed, unsecured, line of credit facility (the "Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent and

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 3. LINE OF CREDIT -- (CONT'D)

certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of .075% per annum on the entire amount of the Prior Credit Facility, which was allocated among the Participating Funds in such manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus
 .50%. At April 30, 2001, there were no loans outstanding for any of the Portfolios. During the six months ended April 30, 2001, the following Portfolios had borrowings under the Prior Credit Facility:

                                                               AVERAGE             MAXIMUM
                                         AVERAGE DAILY         INTEREST           DAILY LOAN
              PORTFOLIO                   LOAN BALANCE         RATE %            OUTSTANDING
              ---------                   ------------         ------            -----------
              Small Company Growth          $295,844           7.250%            $17,157,000

   Effective June 20, 2001, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $200 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for the same purposes as the Prior Credit Facility. Under the terms of the New Credit Facility, the New Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the New Credit Facility, which is allocated among the New Participating Funds in such manner as is determined by the governing Boards of the New Participating Funds. The interest rate paid under the New Credit Facility is unchanged from the rate paid under the Prior Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

    For the six months ended April 30, 2001, purchases and sales of investment securities (excluding short-term investments) were as follows:

              PORTFOLIO                                     PURCHASES            SALES
              ---------                                     ---------         -----------
              Value                                         $  633,658        $   736,290
              Small Company Growth                          75,307,775        103,434,393
              Post-Venture Capital                             419,239            768,972

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)


NOTE 4. PURCHASES AND SALES OF SECURITIES -- (CONT'D)

    At April 30, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                                           UNREALIZED        UNREALIZED        NET UNREALIZED
              PORTFOLIO                   APPRECIATION      DEPRECIATION        APPRECIATION
              ---------                   ------------      ------------        ------------
              Value                       $   520,679       $   (96,548)       $    424,131
              Small Company Growth         36,607,927       (34,343,747)          2,264,180
              Post-Venture Capital            270,362           (71,994)            198,368

NOTE 5. CAPITAL SHARE TRANSACTIONS

    The Fund is authorized to issue up to thirteen billion full and fractional shares of common stock of separate series having a $.001 par value per share. Shares of five series have been classified, three of which constitute the interest in the Portfolios.

                                                                            VALUE
                                            ---------------------------------------------------------------
                                             FOR THE SIX MONTHS ENDED                    FOR THE YEAR ENDED
                                            APRIL 30, 2001 (UNAUDITED)                    OCTOBER 31, 2000
                                            --------------------------                   ------------------
Shares sold                                             727,871                                   264,796
Shares issued on reinvestment of
  dividends and distributions                         3,102,213                                   573,740
Shares redeemed                                        (620,172)                               (3,283,845)
                                                     ----------                                ----------
Net increase (decrease) in shares outstanding         3,209,912                                (2,445,309)
                                                     ==========                                ==========

                                                                    SMALL COMPANY GROWTH
                                            ---------------------------------------------------------------
                                             FOR THE SIX MONTHS ENDED                    FOR THE YEAR ENDED
                                            APRIL 30, 2001 (UNAUDITED)                    OCTOBER 31, 2000
                                            --------------------------                   ------------------
Shares sold                                           1,183,679                                 1,561,930
Shares issued on reinvestment of
  distributions                                       8,411,325                                   691,095
Shares redeemed                                      (3,820,478)                               (3,303,969)
                                                     ----------                                ----------
Net increase (decrease) in shares outstanding         5,774,526                                (1,050,944)
                                                     ==========                                ==========

                                                                    POST-VENTURE CAPITAL
                                            ---------------------------------------------------------------
                                             FOR THE SIX MONTHS ENDED                    FOR THE YEAR ENDED
                                            APRIL 30, 2001 (UNAUDITED)                    OCTOBER 31, 2000
                                            --------------------------                   ------------------
Shares sold                                                 181                                    72,008
Shares issued on reinvestment of
  dividends and distributions                            20,777                                       120
Shares redeemed                                         (16,952)                                  (73,242)
                                                     ----------                                ----------
Net increase (decrease) in shares outstanding             4,006                                    (1,114)
                                                     ==========                                ==========

CREDIT SUISSE INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 6. RESTRICTED SECURITIES

    Certain Small Company investments are restricted as to resale and are valued as determined by or under the direction of the Board in good faith, at fair value. The table below shows the acquisition dates, aggregate cost, fair value as of April 30, 2001 and percent of net assets which the securities represent.

                                                                                                          PERCENTAGE
                                  SECURITY             SECURITY     ACQUISITION                 MARKET      OF NET
       PORTFOLIO                 DESCRIPTION             TYPE          DATE         COST         VALUE      ASSETS
       ---------                 -----------           --------     ----------- ----------   ----------   ----------
       Small Company Growth    Planetweb, Inc.           Stock       09/08/00   $  899,776   $  898,390     0.51%
       Small Company Growth    Prescient Systems, Inc.   Stock       02/23/98    2,000,000    1,999,999     1.13%

NOTE 7. NET ASSETS

    At April 30, 2001, capital contributions, accumulated undistributed net investment income, accumulated net realized gain (loss) from investments and foreign currency transactions and current period dividends and distributions have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency and foreign taxes on capital gains. Post-Venture Capital reclassified $2 from accumulated net realized gain (loss) on investments and foreign currency transactions to accumulated undistributed net investment income (loss). Net investment income, net realized gain (loss) on investments and net assets were not affected by these reclassifications.

                                  CREDIT | ASSET
                                  SUISSE | MANAGEMENT

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CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSINU-3-0401